                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES--216
                              (A UNIT INVESTMENT TRUST)
                              O   MICHIGAN, NEW JERSEY, NEW YORK AND VIRGINIA
                                  PORTFOLIOS
                              O   PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                              O   DESIGNED FOR INCOME FREE FROM REGULAR FEDERAL
                                  INCOME TAX
                              O   EXEMPT FROM SOME STATE TAXES
                              O   MONTHLY DISTRIBUTIONS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
    Incorporated               The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated December 10, 1999.

--------------------------------------------------------------------------------

Def ined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF AUGUST 31, 1999, THE EVALUATION DATE.


CONTENTS
                                                                PAGE
                                                          -----------
Michigan Insured Portfolio--
   Risk/Return Summary..................................           3
New Jersey Insured Portfolio-- Risk/Return Summary......           6
New York Portfolio--Risk/Return Summary.................           9
Virginia Portfolio--Risk/Return Summary.................          12
What You Can Expect From Your Investment................          16
   Monthly Income.......................................          16
   Return Figures.......................................          16
   Records and Reports..................................          16
The Risks You Face......................................          17
   Interest Rate Risk...................................          17
   Call Risk............................................          17
   Reduced Diversification Risk.........................          17
   Liquidity Risk.......................................          17
   Concentration Risk...................................          17
   State Concentration Risk.............................          18
   Bond Quality Risk....................................          20
   Insurance Related Risk...............................          20
   Litigation and Legislation Risks.....................          20
Selling or Exchanging Units.............................          20
   Sponsors' Secondary Market...........................          20
   Selling Units to the Trustee.........................          21
   Exchange Option......................................          21
How The Fund Works......................................          22
   Pricing..............................................          22
   Evaluations..........................................          22
   Income...............................................          22
   Expenses.............................................          22
   Portfolio Changes....................................          23
   Fund Termination.....................................          23
   Certificates.........................................          23
   Trust Indenture......................................          24
   Legal Opinion........................................          24
   Auditors.............................................          24
   Sponsors.............................................          25
   Trustee..............................................          25
   Underwriters' and Sponsors' Profits                            25
   Public Distribution..................................          25
   Code of Ethics.......................................          25
   Year 2000 Issues.....................................          26
Taxes...................................................          26
Supplemental Information................................          28
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

MICHIGAN INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,900,000.00.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            17%
/ / General Obligation                                 26%
/ / Hospital/Health Care                               35%
/ / Housing                                            11%
/ / Refunded Bonds                                     11%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care and general obligation bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF MICHIGAN SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO MICHIGAN WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.20
           Annual Income per unit:                           $   50.45
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.67
           Trustee's Fee
                                                     $    0.54
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.44
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.50
           Other Operating Expenses
                                                    -----------
                                                     $    2.35
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Michigan Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Michigan Series were offered between June 20, 1989 and September 19, 1996 and were outstanding on September 30, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 9/30/99.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            1.22%        6.30%        2.74%        7.49%
Average         -1.93        5.12         -0.10        6.16
Low             -5.88        3.13         -3.26        3.98
---------------------------------------------------------------



Average
Sales fee         1.90%       5.09%


-------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                       $964.98
           (as of August 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Michigan state and local personal income taxes if you live in Michigan.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,940,000.00.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            16%
/ / General Obligation                                 15%
/ / Hospital/Health Care                               26%
/ / Industrial Development Revenue                     17%
/ / Municipal Water/Sewer Utilities                    12%
/ / Refunded Bonds                                     14%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW JERSEY SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW JERSEY WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.31
           Annual Income per unit:                           $   51.82
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.55
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.44
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.53
           Other Operating Expenses
                                                    -----------
                                                     $    2.41
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New Jersey Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New Jersey Series were offered between June 22, 1988 and September 19, 1996 and were outstanding on September 30, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 9/30/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         1.38%      6.59%      6.12%      2.67%      7.78%      6.61%
Average      -1.82      4.81       5.72       -0.04      5.86       6.29
Low          -6.50      3.02       5.52       -3.75      3.75       6.10


-------------------------------------------------------------------


Average
Sales fee    1.85%      5.18%      5.66%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,010.40
           (as of August 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New Jersey state and local personal income taxes if you live in New Jersey.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds with an aggregate face amount of $2,840,000.00.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE
/ / Hospital/Health Care                              46%
/ / Lease Rental Appropriation                        11%
/ / Refunded Bonds                                     5%
/ / Universities/Colleges                             38%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care and university/college bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.39
           Annual Income per unit:                           $   52.75
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.55
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.46
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.58
           Other Operating Expenses
                                                    -----------
                                                     $    2.48
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered between January 14, 1988 and October 16, 1996 and were outstanding on September 30, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 9/30/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         2.66%      6.84%      6.28%      3.90%      8.04%      6.88%
Average      -1.64      4.63       5.93       0.17       5.63       6.52
Low          -7.50      2.83       5.67       -4.91      3.76       6.26


-------------------------------------------------------------------


Average
Sales fee    1.88%      4.94%      5.78%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                       $988.09
           (as of August 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment. EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

VIRGINIA PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 6 long-term tax-exempt municipal bonds with an aggregate face amount of $2,185,000.00.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 46%
/ / Hospital/Health Care                               23%
/ / Housing                                            21%
/ / Lease Rental Appropriation                         4%
/ / Moral Obligation                                   6%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in general obligation bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF VIRGINIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO VIRGINIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.12
           Annual Income per unit:                           $   49.55
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.54
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.59
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.74
           Other Operating Expenses
                                                    -----------
                                                     $    2.76
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Virginia Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Virginia Series were offered between October 26, 1988 and September 19, 1996 and were outstanding on September 30, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 9/30/99.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            1.45%        6.46%        3.00%        7.65%
Average         -1.25        4.93         0.51         5.91
Low             -6.76        3.08         -4.07        3.76
---------------------------------------------------------------



Average
Sales fee         1.81%       4.81%


-------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                       $987.69
           (as of August 31, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Virginia state and local personal income taxes if you live in Virginia.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                             FOR MICHIGAN RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  18.74     3.69   4.31     4.92   5.54     6.15   6.77     7.38   8.00
$ 25,751- 62,450  $ 43,051-104,050  31.17     4.36   5.08     5.81   6.54     7.26   7.99     8.72   9.44
$ 62,451-130,250  $104,051-158,550  34.04     4.55   5.31     6.06   6.82     7.58   8.34     9.10   9.85
$130,251-283,150  $158,551-283,150  38.82     4.90   5.72     6.54   7.35     8.17   8.99     9.81  10.62
OVER $283,151        OVER $283,151  42.26     5.20   6.06     6.93   7.79     8.66   9.53    10.39  11.26


                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  16.49     4.79   5.39     5.99   6.59     7.18   7.78     8.38   8.98     9.58
$ 25,751- 62,450  $ 43,051-104,050  31.98     5.88   6.62     7.35   8.09     8.82   9.56    10.29  11.03    11.76
$ 62,451-130,250  $104,051-158,550  35.40     6.19   6.97     7.74   8.51     9.29  10.06    10.84  11.61    12.38
$130,251-283,150  $158,551-283,150  40.08     6.68   7.51     8.34   9.18    10.01  10.85    11.68  12.52    13.35
OVER $283,151        OVER $283,151  43.45     7.07   7.96     8.84   9.73    10.61  11.49    12.38  13.26    14.15


                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


                  $      0- 43,060  23.59     5.24   5.89     6.54   7.20     7.85   8.51     9.16   9.82    10.47
$      0-25,750-                    23.63     5.24   5.89     6.55   7.20     7.86   8.51     9.17   9.82    10.48
$ 25,751- 62,450  $ 43,051-104,050  35.35     6.19   6.96     7.73   8.51     9.28  10.05    10.83  11.60    12.37
$ 62,451-130,250  $104,051-158,550  38.04     6.46   7.26     8.07   8.88     9.68  10.49    11.30  12.11    12.91
$130,251-283,150  $158,551-283,150  42.53     6.96   7.83     8.70   9.57    10.44  11.31    12.18  13.05    13.92
OVER $283,151        OVER $283,151  45.77     7.38   8.30     9.22  10.14    11.06  11.98    12.91  13.83    14.75


                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  20.82     5.05   5.68     6.31   6.95     7.58   8.21     8.84   9.47    10.10
$ 25,751- 62,450  $ 43,051-104,050  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$ 62,451-130,250  $104,051-158,550  35.73     6.22   7.00     7.78   8.56     9.34  10.11    10.69  11.67    12.45
$130,251-283,150  $158,551-283,150  40.38     6.71   7.55     8.39   9.23    10.06  10.90    11.74  12.58    13.42
OVER $283,151        OVER $283,151  43.74     7.11   8.00     8.89   9.78    10.66  11.55    12.44  13.33    14.22


                             FOR VIRGINIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  19.89     4.99   5.62     6.24   6.87     7.49   8.11    8.74    9.36    9.99
$ 25,751- 62,450  $ 43,051-104,050  32.14     5.89   6.63     7.37   8.10     8.84   9.58   10.32   11.05   11.79
$ 62,451-130,250  $104,051-158,550  34.97     6.15   6.92     7.69   8.46     9.23  10.00   10.76   11.53   12.30
$130,251-283,150  $158,551-283,150  39.68     6.63   7.46     8.29   9.12     9.95  10.78   11.60   12.43   13.26
OVER $283,151        OVER $283,151  43.07     7.03   7.90     8.78   9.66    10.54  11.42   12.30   13.17   14.05


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
   o it no longer needs the money for the original purpose;
   o the project is condemned or sold;
   o the project is destroyed and insurance proceeds are used to redeem the bonds;
   o any related credit support expires and is not replaced; or
   o interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Michigan, New Jersey and New York Portfolios' concentrations in hospital and health care bonds.
   o payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
   o hospitals face increasing competition resulting from hospital mergers and affiliations;
   o hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
   o hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and

   o many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
   o Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
   o most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Michigan and Virginia Portfolios' concentrations in general obligation bonds.
   o general obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power;
   o but the taxing power of any government issuer may be limited by provisions of the state constitution or laws as well as political considerations; and
   o an issuer's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Here is what you should know about the New York Portfolio's concentration in university/college bonds. Payment for these bonds depends on:
   o level or amount and diversity of sources of revenue;
   o availability of endowments and other funds;
   o enrollment;
   o financial management;
   o reputation; and
   o for public institutions, the financial condition of the government and its educational policies.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

MICHIGAN RISKS

Because Michigan's leading sectors are closely integrated with the manufacturing of durable goods, its economy is more cyclical than non-industrial states and the nation as a whole. As a result:

   o any substantial national economic downturn will likely hurt Michigan's economy and its state and local governments;

   o because the state is highly reliant on the auto industry, its economy could be hurt by changes in that industry, expecially consolidation, plant closings and labor disputes;

   o while in the past the state's unemployment rate was higher than the national average, for several years it has been near or below the national average.

Certain tax changes have reduced or changed the mix of tax revenues of the state and local governments. In recent years:

   o the state sales tax rate was raised;

   o the income tax rate was lowered;

   o an annual cap was imposed on property tax assessment increases; and

   o property taxes used for school funding were cut, and now schools are paid for by a combination of property taxes and general and restricted state revenues.

In addition, certain state laws limit the overall amount of state revenues that can be raised from taxes, which could affect State operations and restrict the sharing of revenue with local governments. This, combined with the above tax changes, could hurt the value of Michigan bonds in the portfolio or make it more difficult for Michigan's local governments to pay their debt service.

The state's general obligation bonds are rated Aa1 by Moody's, AA+ by Standard & Poor's and AA+ by Fitch.

NEW JERSEY RISKS

State and Local Government

Certain features of New Jersey law could affect the repayment of debt:

   o the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and

   o the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

   o elementary and secondary education, and

   o state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW YORK RISKS

Generally

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

   o the high combined state and local tax burden;

   o a decline in manufacturing jobs, leading to above-average unemployment;

   o sensitivity to the financial services industry; and

   o dependence on federal aid.

State Government

The State government frequently has difficulty approving budgets on time. Budget gaps of $1 billion and $4 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

New York City Government

Even though the City had budget surpluses each year from 1981, budget gaps of $2 billion are projected for each of the next three years. New York City faces fiscal pressures from:

   o aging public facilities that need repair or replacement;

   o welfare and medical costs;

   o expiring labor contracts; and

   o a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A-by Standard & Poor's and A3 by Moody's.

VIRGINIA RISKS

Virginia's economy is highly dependent on defense spending:

   o there are major concentrations of defense installations in Northern Virginia and the Hampton Roads area; and

   o any substantial reductions in military spending, including base closings, could hurt both the state and local economies.

The state's general obligations are rated AAA by Standard & Poor's and Aaa by Moody's.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or
   o exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you 'in kind' by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the

Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the bonds contained in a Portfolio, but we cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

MICHIGAN TAXES

In the opinion of Miller, Canfield, Paddock and Stone, P.L.C. Bloomfield Hills, Michigan, special counsel on Michigan tax matters:

Under the income tax laws of the State of Michigan, the Fund will not be taxed as a corporation. If you are a Michigan taxpayer, your interest income from the Fund will not be tax-exempt in Michigan except to the extent that the interest is earned on bonds that are tax-exempt for Michigan purposes. Capital gain distributions and capital gain or loss on your Fund units themselves will be subject to Michigan income tax. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

VIRGINIA TAXES

In the opinion of Hunton & Williams, Richmond, Virginia, special counsel on Virginia tax matters:

Under the income tax laws of the State of Virginia, the Virginia Trust will not be taxed as a corporation. If you are a Virginia taxpayer, your income from the Virginia Trust will not be tax-exempt in Virginia except to the extent that the income is attributable to either (i) interest earned on bonds that are tax-exempt for Virginia purposes or (ii) profits from the sale of certain Virginia bonds that have been issued under Virginia legislation specifically exempting all income from those bonds. If, at the time of your death, you either are a Virginia resident or, in certain cases, are not a resident of the United States, your units may be subject to Virginia estate tax. You should consult your tax adviser in these matters.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 216 (MICHIGAN INSURED,
          NEW JERSEY INSURED, NEW YORK AND VIRGINIA TRUSTS),
          DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Municipal Investment Trust Fund,
          Multistate Series - 216 (Michigan Insured,
          New Jersey Insured, New York and Virginia Trusts),
          Defined Asset Funds:

          We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 216 (Michigan Insured, New Jersey Insured, New York and Virginia Trusts), Defined Asset Funds, including the portfolios, as of August 31, 1999 and the related statements of operations and of changes in net assets for the years ended August 31, 1999 and 1998 and the period September 20, 1996 to August 31, 1997. These financial statements are the responsibility of the Trustee.
          Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at August 31, 1999, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee.
          An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate
          Series - 216 (Michigan Insured, New Jersey Insured, New York and Virginia Trusts), Defined Asset Funds at August 31, 1999 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.



          DELOITTE & TOUCHE LLP

          New York, N.Y.
          October 21, 1999

                                     D - 1.

     MULTISTATE INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216, (MICHIGAN INSURED TRUST)
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of August 31, 1999

     TRUST PROPERTY:
       Investment in marketable securities
{ 20}     at value (cost $ 2,770,406)(Note 1) .........                                              $    2,820,824
{ 36}  Accrued interest................................                                                      49,008
{ 34}  Cash - principal ...............................                                                      37,358
                                                                                                      -------------
{ 40}    Total trust property .........................                                                   2,907,190


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                              $      39,273
{143}  Accrued Sponsors' fees .........................                                        959           40,232
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
{ 80}  3,009 units of fractional undivided
{ 80}     interest outstanding (Note 3) ...............                                  2,858,182

{105}  Undistributed net investment income ............                                      8,776    $   2,866,958
                                                                                     -------------    =============

{130}UNIT VALUE ($ 2,866,958 / 3,009 units)............                                               $      952.79
                                                                                                      =============

                                          See Notes to Financial Statements.

                                                        D - 2.

     MULTISTATE INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216, (MICHIGAN INSURED TRUST)
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                                  September 20, 1996
                                                                                           to
                                                         Years Ended August 31,         August 31,
                                                          1999            1998            1997
                                                          ----            ----            ----


     INVESTMENT INCOME:

{ 10}  Interest income ........................    $   164,431      $   176,306       $   170,050
{ 20}  Trustee's fees and expenses ............         (5,243)          (5,612)           (6,629)
{ 30}  Sponsors' fees .........................         (1,443)          (1,461)           (1,389)
                                                   ----------------------------------------------
{ 40}  Net investment income ..................        157,745          169,233           162,032
                                                   ----------------------------------------------


     REALIZED OR UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:

       Realized gain on
{ 50}    securities sold or redeemed ..........         13,755            2,636
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................       (188,872)         150,222            89,068
                                                   ----------------------------------------------
       Net realized and unrealized
{ 80}    gain (loss) on investments ...........       (175,117)         152,858            89,068
                                                   ----------------------------------------------



     NET INCREASE (DECREASE) IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............    $   (17,372)     $   322,091       $   251,100
                                                   ==============================================

                                          See Notes to Financial Statements.

                                                      D - 3.

     MULTISTATE INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216, (MICHIGAN INSURED TRUST)
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  September 20, 1996
                                                                                           to
                                                         Years Ended August 31,        August 31,
                                                          1999            1998            1997
                                                          ----            ----            ----

     OPERATIONS:
{ 10}  Net investment income ..................    $   157,745      $   169,233       $   162,032
       Realized gain on
{ 20}    securities sold or redeemed ..........         13,755            2,636
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................       (188,872)         150,222            89,068
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
{ 40}    resulting from operations ............        (17,372)         322,091           251,100
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................       (157,975)        (169,018)         (152,173)
{ 60}  Principal ..............................        (82,835)
                                                   ----------------------------------------------
{ 70}  Total distributions ....................       (240,810)        (169,018)         (152,173)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............           (540)            (530)
{ 83}  Redemption amounts - principal .........       (143,730)        (130,400)
                                                   ----------------------------------------------
{ 84}  Total share transactions ...............       (144,270)        (130,930)
                                                   ----------------------------------------------

{ 90}NET INCREASE (DECREASE) IN NET ASSETS ....       (402,452)          22,143            98,927

{100}NET ASSETS AT BEGINNING OF PERIOD ........      3,269,410        3,247,267         3,148,340
                                                   ----------------------------------------------
{110}NET ASSETS AT END OF PERIOD...............    $ 2,866,958      $ 3,269,410       $ 3,247,267
                                                   ==============================================
     PER UNIT:
       Income distributions during
{120}    period................................    $     51.12      $     52.29       $     46.38
                                                   ==============================================
       Principal distributions during
{130}    period ...............................    $     26.28
                                                   ==================
       Net asset value at end of
{140}    period ...............................    $    952.79      $  1,037.25       $    989.72
                                                   ==============================================
     TRUST UNITS:
{ 83}  Redeemed during period..................            143              129
{150}  Outstanding at end of period ...........          3,009            3,152             3,281
                                                   ==============================================

                          See Notes to Financial Statements.

                                           D - 4.

MULTISTATE INVESTMENT TRUST FUND,
MULTISTATE SERIES - 216, (MICHIGAN INSURED TRUST)
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on September 20, 1996 was based upon offering side evaluations at September 18,1996, the day prior to the Date of Deposit. Cost of securities at September 20, 1996 was also based on such offering side evaluations.

(A) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(B) Interest income is recorded as earned.


2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.    NET CAPITAL

{ 10}     Cost of 3,009 units at Date of Deposit .....................                                  $ 3,022,051
{ 20}     Less sales charge ..........................................                                      134,713
                                                                                                         -----------
{ 25}     Net amount applicable to Holders ...........................                                    2,887,338
{ 31}     Redemptions of units - net cost of 272 units redeemed
{143}       less redemption amounts (principal).......................                                      (13,130)
{ 40}     Realized gain on securities sold or redeemed ...............                                       16,391
{ 50}     Principal distributions ....................................                                      (82,835)
{ 70}     Unrealized appreciation of investments......................                                       50,418
                                                                                                         -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 2,858,182
                                                                                                         ===========

4. INCOME TAXES

As of August 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $50,418, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,770,406 at August 31, 1999.


                                       D - 5.

     MULTISTATE INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216 (MICHIGAN INSURED TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of August 31, 1999


                                              Rating of                                          Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1)  (4)      Amount     Coupon     Maturities(3) Provisions(3)   Cost(2)    Value(2)
            ----------                       ---------   ----------- -----------  -----------   ------------  ----------  ---------

  1  Big Rapids Pub. Sch., Counties of         AAA      $   325,000    5.625  %     2025(6)      05/01/05   $   319,306 $   344,107
     Mecosta and Newaygo, MI, 1995 Sch.                              {089437DX2}                 @ 101.000
     Bldg. and Site Bonds (G.O. - Unltd.
     Tax) (Financial Guaranty Ins.)

  2  Charter County of Wayne, MI, Arpt. Rev.   AAA          500,000    5.250        2021         12/01/03       463,760     470,585
     Rfdg. Bonds (Detroit Metro. Wayne Cnty.                         {944314EA7}                 @ 102.000
     Arpt.), Subordinate Lien, Ser. 1993 C
     (MBIA Ins.)

  3  Chippewa Valley Sch., County of Macomb,   AAA          250,000    5.000        2021         05/01/03       225,450     227,208
     MI, 1993 Rfdg. Bonds (G.O. - Unltd.                             {170016NU9}                 @ 102.000
     Tax) (Financial Guaranty Ins.)

  4  Ionia Pub. Sch., County of Ionia, MI,     AAA          500,000    5.300        2025         05/01/04       468,560     471,880
     Sch. Bldg. and Site Bonds (G.O. -                               {462153BF3}                 @ 101.000
     Unltd. Tax), Ser. 1995 (AMBAC Ins.)

  5  Michigan State Hosp. Fin. Auth., Hosp.    AAA          500,000    6.000        2036         11/15/06       504,245     507,005
     Rev. Bonds (Sparrow Obligated Grp.),                            {59465EHE6}                 @ 102.000
     Ser. 1996 (MBIA Ins.)

  6  Michigan State Hosp. Fin. Auth., Hosp.    AAA          500,000    5.250        2021         06/01/04       464,085     469,735
     Rev. Rfdg. Bonds (Mercy Mem. Hosp.,                             {59465C3N5}                 @ 102.000
     Monroe, MI), Ser. 1994 (MBIA Ins.)

  7  Michigan State Hsg. Dev. Auth., Rental    AAA          325,000    5.875        2017         04/01/03       325,000     330,304
     Hsg. Rev. Bonds, Ser. 1993 A                                    {59465MDR3}                 @ 102.000
     (AMBAC Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,900,000                                         $ 2,770,406 $ 2,820,824
                                                          =========                                           =========   =========

                                       See Notes to Portfolio on Page D - 22.
                                                        D - 6.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216, (NEW JERSEY INSURED TRUST)
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of August 31, 1999

     TRUST PROPERTY:
       Investment in marketable securities
{ 20}     at value (cost $ 2,842,588)(Note 1) .........                                               $   2,922,506
{ 36}  Accrued interest................................                                                      48,646
{ 34}  Cash - principal ...............................                                                      34,834
                                                                                                      -------------
{ 40}    Total trust property .........................                                                   3,005,986


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                              $      38,633
{143}  Accrued Sponsors' fees .........................                                        990           39,623
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
{ 80}  2,977 units of fractional undivided
{ 80}     interest outstanding (Note 3) ...............                                  2,957,340

{105}  Undistributed net investment income ............                                      9,023    $   2,966,363
                                                                                     -------------    =============

{130}UNIT VALUE ($ 2,966,363 / 2,977 units)............                                               $      996.43
                                                                                                      =============

                                          See Notes to Financial Statements.

                                                     D - 7.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216, (NEW JERSEY INSURED TRUST)
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                                  September 20, 1996
                                                                                           to
                                                         Years Ended August 31,        August 31,
                                                          1999            1998            1997
                                                          ----            ----            ----


     INVESTMENT INCOME:

{ 10}  Interest income ........................    $   170,383      $   178,167       $   169,456
{ 20}  Trustee's fees and expenses ............         (5,371)          (5,718)           (6,629)
{ 30}  Sponsors' fees .........................         (1,476)          (1,465)           (1,385)
                                                   ----------------------------------------------
{ 40}  Net investment income ..................        163,536          170,984           161,442
                                                   ----------------------------------------------


     REALIZED OR UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:

       Realized gain on
{ 50}    securities sold or redeemed ..........         12,728            5,208
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................       (147,601)         139,881            87,638
                                                   ----------------------------------------------
       Net realized and unrealized
{ 80}    gain (loss) on investments ...........       (134,873)         145,089            87,638
                                                   ----------------------------------------------



     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............    $    28,663      $   316,073       $   249,080
                                                   ==============================================

                                          See Notes to Financial Statements.

                                                         D - 8.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216, (NEW JERSEY INSURED TRUST)
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 September 20, 1996
                                                                                           to
                                                         Years Ended August 31,        August 31,
                                                          1999            1998            1997
                                                          ----            ----            ----

     OPERATIONS:
{ 10}  Net investment income ..................    $   163,536      $   170,984       $   161,442
       Realized gain on
{ 20}    securities sold or redeemed ..........         12,728            5,208
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................       (147,601)         139,881            87,638
                                                   ----------------------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............         28,663          316,073           249,080
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................       (163,730)        (171,150)         (151,438)
{ 60}  Principal ..............................         (2,752)
                                                   ----------------------------------------------
{ 70}  Total distributions ....................       (166,482)        (171,150)         (151,438)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............           (574)             (46)
{ 83}  Redemption amounts - principal .........       (227,527)         (82,179)
                                                   ----------------------------------------------
{ 84}  Total share transactions ...............       (228,101)         (82,225)
                                                   ----------------------------------------------

{ 90}NET INCREASE (DECREASE) IN NET ASSETS ....       (365,920)          62,698            97,642

{100}NET ASSETS AT BEGINNING OF PERIOD.........      3,332,283        3,269,585         3,171,943
                                                   ----------------------------------------------
{110}NET ASSETS AT END OF PERIOD...............    $ 2,966,363      $ 3,332,283       $ 3,269,585
                                                   ==============================================
     PER UNIT:
       Income distributions during
{120}    period ...............................    $     52.19      $     52.18       $     46.17
                                                   ==============================================
       Principal distributions during
{130}    period ...............................    $      0.86
                                                   ==================
       Net asset value at end of
{140}    period................................    $    996.43      $  1,041.34       $    996.82
                                                   ==============================================
     TRUST UNITS:
{ 83}  Redeemed during period..................            223               80
{150}  Outstanding at end of period ...........          2,977            3,200             3,280
                                                   ==============================================

                             See Notes to Financial Statements.



                                                               D - 9.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 216, (NEW JERSEY INSURED TRUST)
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on September 20, 1996, was based upon offering side evaluations at September 18, 1996 the day prior to the Date of Deposit. Cost of securities at September 20, 1996 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.


2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.    NET CAPITAL

{ 10}     Cost of 2,977 units at Date of Deposit .....................                                  $ 3,013,277
{ 20}     Less sales charge ..........................................                                      134,352
                                                                                                         -----------
{ 25}     Net amount applicable to Holders ...........................                                    2,878,925
{ 31}     Redemptions of units - net cost of 303 units redeemed
{143}       less redemption amounts (principal).......................                                      (16,687)
{ 40}     Realized gain on securities sold or redeemed ...............                                       17,936
{ 50}     Principal distributions ....................................                                       (2,752)
{ 70}     Unrealized appreciation of investments......................                                       79,918
                                                                                                         -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 2,957,340
                                                                                                         ===========

4. INCOME TAXES

As of August 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $79,918, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,842,588 at August 31, 1999.

                                        D - 10.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216, (NEW JERSEY INSURED TRUST)
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of August 31, 1999


                                             Rating of                                            Optional
     Portfolio No. and Title of               Issues         Face                                 Redemption
            Securities                       (1)  (4)       Amount     Coupon      Maturities(3) Provisions(3)   Cost(2)    Value(2)
            ----------                       ---------   ----------- -----------   -----------   ------------  ----------  ---------

  1  Delaware River Port Auth., Rev.           AAA      $   465,000    5.500  %     2026         01/01/06   $   451,785 $   459,229
     Bonds, Ser. 1995                                                {246352AH1}                 @ 102.000
     (Financial Guaranty Ins.)

  2  New Jersey Hlth. Care Fac. Fin. Auth.,    AAA          500,000    5.200        2024         07/01/04       465,295     472,665
     Rev. Bonds, Somerset Med. Ctr. Issue,                           {64579CVS6}                 @ 102.000
     Ser. A (Financial Guaranty Ins.)

  3  New Jersey Hlth. Care Fac. Financing      AAA          250,000    5.750        2016         07/01/06       250,000     252,563
     Auth., Rev. Bonds, St. Joseph's Hosp.                           {64579C4Q0}                 @ 102.000
     and Med. Ctr. Oblig. Grp. Issue,
     Ser. 1996 A (Connie Lee Ins.)

  4  The Board of Educ. of the Twp. of         AAA          250,000    5.625        2020         09/01/06       247,558     250,358
     Tabernacle in the Cnty. of Burlington,                          {873312CX8}                 @ 100.000
     NJ,Sch. Bonds (Financial Guaranty Ins.)
                                                            200,000    5.625        2021         09/01/06       198,008     199,700
                                                                     {873312CY6}                 @ 100.000

  5  The Board of Education in the Twp. of     AAA          405,000    5.800        2026(6)      09/01/06       405,000     432,556
     Sparta in the Cnty. of Sussex, NJ, Sch.                         {846727FH3}                 @ 100.000
     Bonds (MBIA Ins.)

  6  The Poll. Ctl. Fin. Auth. of Salem        AAA          500,000    5.550        2033         11/01/03       480,990     500,475
     Cnty., NJ, Poll. Ctl. Rev. Rfdg. Bonds,                         {794103BE0}                 @ 102.000
     (Pub. Svc. Elec. & Gas Co. Proj.)
     1993 Ser. C  (MBIA Ins.)

  7  The Town of West New York Mun. Util.      AAA          370,000    5.125        2017         12/15/04       343,952     354,960
     Auth. (Hudson Cnty., New Jersey), Swr.                          {954710ET2}                 @ 102.000
     Rev. Rfdg. Bonds, Ser. 1993
     (Financial Guaranty Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,940,000                                         $ 2,842,588 $ 2,922,506
                                                          =========                                           =========   =========

                                  See Notes To Portfolio on Page D - 22.

                                                             D - 11.

     MULTISTATE INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216, (NEW YORK TRUST)
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of August 31, 1999

     TRUST PROPERTY:
       Investment in marketable securities
{ 20}     at value (cost $ 2,651,364)(Note 1) .........                                               $   2,757,982
{ 36}  Accrued interest................................                                                      26,622
{ 34}  Cash - principal ...............................                                                      33,237
                                                                                                      -------------
{ 40}    Total trust property .........................                                                   2,817,841


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                              $      16,665
{143}  Accrued Sponsors' fees .........................                                        947           17,612
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
{ 80}  2,874 units of fractional undivided
{ 80}     interest outstanding (Note 3) ...............                                  2,791,219

{105}  Undistributed net investment income ............                                      9,010    $   2,800,229
                                                                                     -------------    =============

{130}UNIT VALUE ($ 2,800,229 / 2,874 units)............                                               $      974.33
                                                                                                      =============

                See Notes to Financial Statements.

                           D - 12.

     MULTISTATE INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216, (NEW YORK TRUST)
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                                  September 20, 1996
                                                                                           to
                                                         Years Ended August 31,        August 31,
                                                          1999            1998            1997
                                                          ----            ----            ----


     INVESTMENT INCOME:

{ 10}  Interest income ........................    $   166,177      $   183,664       $   187,455
{ 20}  Trustee's fees and expenses ............         (5,408)          (5,819)           (6,676)
{ 30}  Sponsors' fees .........................         (1,448)          (1,536)           (1,493)
                                                   ----------------------------------------------
{ 40}  Net investment income ..................        159,321          176,309           179,286
                                                   ----------------------------------------------


     REALIZED OR UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:

       Realized gain on
{ 50}    securities sold or redeemed ..........         16,219           40,220
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................       (226,148)         162,961           169,805
                                                   ----------------------------------------------
       Net realized and unrealized
{ 80}    gain (loss) on investments ...........       (209,929)         203,181           169,805
                                                   ----------------------------------------------



     NET INCREASE (DECREASE) IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............    $   (50,608)     $   379,490       $   349,091
                                                   ==============================================

                                          See Notes to Financial Statements.

                                                     D - 13.

     MULTISTATE INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216, (NEW YORK TRUST)
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  September 20, 1996
                                                                                           to
                                                         Years Ended August 31,        August 31,
                                                          1999            1998            1997
                                                          ----            ----            ----

     OPERATIONS:
{ 10}  Net investment income ..................    $   159,321      $   176,309       $   179,286
       Realized gain on
{ 20}    securities sold or redeemed ..........         16,219           40,220
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................       (226,148)         162,961           169,805
                                                   ----------------------------------------------
       Net increase (decrease) in net assets
{ 40}    resulting from operations ............        (50,608)         379,490           349,091
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................       (159,218)        (176,717)         (168,112)
{ 60}  Principal ..............................                         (20,122)
                                                   ----------------------------------------------
{ 70}  Total distributions ....................       (159,218)        (196,839)         (168,112)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............           (718)          (1,141)
{ 83}  Redemption amounts - principal .........       (188,419)        (489,227)
                                                   ----------------------------------------------
{ 84}  Total share transactions ...............       (189,137)        (490,368)
                                                   ----------------------------------------------

{ 90}NET INCREASE (DECREASE) IN NET ASSETS ....       (398,963)        (307,717)          180,979

{100}NET ASSETS AT BEGINNING OF PERIOD ........      3,199,192        3,506,909         3,325,930
                                                   ----------------------------------------------
{110}NET ASSETS AT END OF PERIOD ..............    $ 2,800,229      $ 3,199,192       $ 3,506,909
                                                   ==============================================
     PER UNIT:
       Income distributions during
{120}    period ...............................    $     53.07      $     53.40       $     47.57
                                                   ==============================================
       Principal distributions during
{130}    period................................                     $      6.41
                                                                    ===================
       Net asset value at end of
{140}    period ...............................    $    974.33      $  1,046.17       $    992.33
                                                   ==============================================
     TRUST UNITS:
{ 83}  Redeemed during period .................            184              476
{150}  Outstanding at end of period ...........          2,874            3,058             3,534
                                                   ==============================================

                          See Notes to Financial Statements.

                                     D - 14.

MULTISTATE INVESTMENT TRUST FUND,
MULTISTATE SERIES - 216, (NEW YORK TRUST)
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on September 20, 1996, was based upon offering side evaluations at September 18, 1996 the day prior to the Date of Deposit. Cost of securities at September 20, 1996 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.


2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.    NET CAPITAL

{ 10}     Cost of 2,874 units at Date of Deposit .....................                                  $ 2,830,957
{ 20}     Less sales charge ..........................................                                      126,169
                                                                                                         -----------
{ 25}     Net amount applicable to Holders ...........................                                    2,704,788
{ 31}     Redemptions of units - net cost of 660 units redeemed
{143}       less redemption amounts (principal).......................                                      (56,504)
{ 40}     Realized gain on securities sold or redeemed ...............                                       56,439
{ 50}     Principal distributions ....................................                                      (20,122)
{ 70}     Unrealized appreciation of investments......................                                      106,618
                                                                                                         -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 2,791,219
                                                                                                         ===========

4. INCOME TAXES

As of August 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $106,618, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,651,364 at August 31, 1999.

                                       D - 15.

     MULTISTATE INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216, (NEW YORK TRUST)
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of August 31, 1999


                                               Rating                                              Optional
     Portfolio No. and Title of                  of         Face                                  Redemption
            Securities                       Issues(1)      Amount     Coupon      Maturities(3) Provisions(3)  Cost(2)     Value(2)
            ----------                       ---------   ----------- -----------   -----------   ------------  ----------  ---------

  1  Dormitory Auth. of the State of New       BBB+     $   130,000    6.000  %     2026(6)      07/01/06   $   128,210 $   141,185
     York, New York Med. Coll., Ins. Rev.                            {649838RC5}                 @ 102.000
     Bonds, Ser. 1998 (MBIA Ins.) (5)

  2  Dormitory Auth. of the State of New       BBB+          80,000    6.000        2026         07/01/06        78,898      81,086
     York, New York Med. Coll., Ins. Rev.                            {649838RF8}                 @ 102.000
     Bonds, Ser. 1998 (MBIA Ins.) (5)

  3  Dormitory Auth. of the State of New       BBB+         500,000    5.500        2025         07/01/06       459,490     476,785
     York, Dept. of Hlth.,  Rev. Bonds,                              {649835W92}                 @ 102.000
     Ser. 1996

  4  Dormitory Auth. of the State of New       Aa1(m)       310,000    6.150        2018         07/01/06       312,548     323,042
     York, Grace Manor Hlth. Care Fac.,                              {649836LY7}                 @ 102.000
     Inc.,Rev. Bonds, Ser. 1996

  5  Dormitory Auth. of the State of New       A(f)         500,000    5.375        2026         02/15/06       450,695     470,775
     York, Mental Hlth. Svcs. Fac. Imp. Rev.                         {6498354V4}                 @ 102.000
     Bonds, Ser. 1996 B

  6  Dormitory Auth. of the State of New       A(f)         500,000    5.400        2023         05/15/04       457,200     473,745
     York, State Univ. Educl. Facs. Rev.                             {649834VW5}                 @ 102.000
     Bonds, Ser. 1993 C

  7  Dormitory Auth. of the State of New       A(f)         500,000    5.700        2021         07/01/04       474,550     491,380
     York, Upstate Cmnty. Coll. Rev. Bonds,                          {649834B98}                 @ 102.000
     Ser. 1994 A

  8  New York State Urban Dev. Corp., Corr.    A(f)         320,000    5.375        2023         01/01/04       289,773     299,984
     Cap. Fac. Rev. Bonds, Ser. 4                                    {650033A94}                 @ 102.000

                                                          ---------                                           ---------   ---------
                                                        $ 2,840,000                                         $ 2,651,364 $ 2,757,982
                                                          =========                                           =========   =========

                               See Notes To Portfolio on page D - 22.
                                                 D - 16.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216, (VIRGINIA TRUST)
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of August 31, 1999

     TRUST PROPERTY:
       Investment in marketable securities
{ 20}     at value (cost $ 2,080,777)(Note 1) .........                                               $   2,137,507
{ 36}  Accrued interest................................                                                      26,484
{ 34}  Cash - principal ...............................                                                      22,246
                                                                                                      -------------
{ 40}    Total trust property .........................                                                   2,186,237


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                              $      19,184
{143}  Accrued Sponsors' fees .........................                                        716
{ 58}  Due from Trust .................................                                        549           20,449
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
{ 80}  2,228 units of fractional undivided
{ 80}     interest outstanding (Note 3) ...............                                  2,159,204

{105}  Undistributed net investment income ............                                      6,584    $   2,165,788
                                                                                     -------------    =============

{130}UNIT VALUE ($ 2,165,788 / 2,228 units)............                                               $      972.08
                                                                                                      =============

                                          See Notes to Financial Statements.

                                                       D - 17.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216, (VIRGINIA TRUST)
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS

                                                                                  September 20, 1996
                                                                                           to
                                                          Years Ended August 31,       August 31,
                                                          1999            1998            1997
                                                          ----            ----            ----


     INVESTMENT INCOME:

{ 10}  Interest income ........................    $   120,563      $   154,352       $   165,521
{ 20}  Trustee's fees and expenses ............         (4,728)          (5,400)           (5,680)
{ 30}  Sponsors' fees .........................         (1,173)          (1,428)           (1,385)
                                                   ----------------------------------------------
{ 40}  Net investment income ..................        114,662          147,524           158,456
                                                   ----------------------------------------------


     REALIZED OR UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........          3,682           34,281
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................       (116,187)          65,595           107,322
                                                   ----------------------------------------------
       Net realized and unrealized
{ 80}    gain (loss) on investments ...........       (112,505)          99,876           107,322
                                                   ----------------------------------------------



     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............    $     2,157      $   247,400       $   265,778
                                                   ==============================================

                                          See Notes to Financial Statements.

                                                        D - 18.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216, (VIRGINIA TRUST)
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 September 20, 1996
                                                                                           to
                                                         Years Ended August 31,        August 31,
                                                          1999            1998            1997
                                                          ----            ----            ----

     OPERATIONS:
{ 10}  Net investment income ..................    $   114,662      $   147,524       $   158,456
       Realized gain on
{ 20}    securities sold or redeemed ..........          3,682           34,281
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................       (116,187)          65,595           107,322
                                                   ----------------------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............          2,157          247,400           265,778
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................       (114,874)        (147,380)         (148,551)
{ 60}  Principal ..............................         (3,840)         (16,636)
                                                   ----------------------------------------------
{ 70}  Total distributions ....................       (118,714)        (164,016)         (148,551)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............           (214)          (3,039)
{ 83}  Redemption amounts - principal .........       (123,314)        (943,097)
                                                   ----------------------------------------------
{ 84}  Total share transactions ...............       (123,528)        (946,136)
                                                   ----------------------------------------------

{ 90}NET INCREASE (DECREASE) IN NET ASSETS ....       (240,085)        (862,752)          117,227

{100}NET ASSETS AT BEGINNING OF PERIOD ........      2,405,873        3,268,625         3,151,398
                                                   ----------------------------------------------
{110}NET ASSETS AT END OF PERIOD ..............    $ 2,165,788      $ 2,405,873       $ 3,268,625
                                                   ==============================================
     PER UNIT:
       Income distributions during
{120}    period ...............................    $     49.90      $     50.78       $     45.29
                                                   ==============================================
       Principal distributions during
{130}    period ...............................    $      1.66      $      6.90
                                                   ====================================
       Net asset value at end of
{140}    period ...............................    $    972.08      $  1,023.34       $    996.53
                                                   ==============================================
     TRUST UNITS:
{ 83}  Redeemed during period .................            123              929
{150}  Outstanding at end of period ...........          2,228            2,351             3,280
                                                   ==============================================

                     See Notes to Financial Statements.

                                       D - 19.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 216, (VIRGINIA TRUST)
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on September 20, 1996, was based upon offering side evaluations at September 18, 1996 the day prior to the Date of Deposit. Cost of securities at September 20, 1996 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.


2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.    NET CAPITAL

{ 10}     Cost of 2,228 units at Date of Deposit .....................                                  $ 2,240,548
{ 20}     Less sales charge ..........................................                                       99,904
                                                                                                         -----------
{ 25}     Net amount applicable to Holders ...........................                                    2,140,644
{ 31}     Redemptions of units - net cost of 1,052 units redeemed
{143}       less redemption amounts (principal).......................                                      (55,657)
{ 40}     Realized gain on securities sold or redeemed ...............                                       37,963
{ 50}     Principal distributions ....................................                                      (20,476)
{ 70}     Unrealized appreciation of investments......................                                       56,730
                                                                                                         -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 2,159,204
                                                                                                         ===========

4. INCOME TAXES

As of August 31, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $56,730, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,080,777 at August 31, 1999.

                              D - 20.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 216, (VIRGINIA TRUST)
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of August 31, 1999


                                               Rating                                              Optional
     Portfolio No. and Title of                  of         Face                                  Redemption
            Securities                       Issues(1)      Amount     Coupon      Maturities(3) Provisions(3)   Cost(2)    Value(2)
            ----------                       ---------    ---------- -----------   -----------   ------------  ----------  ---------

  1  City of Roanoke, VA, G.O. Pub. Imp.       AA       $   500,000    5.000  %     2014         02/01/06   $   466,920 $   482,545
     Bonds, Ser. 1996                                                {770077RK3}                 @ 102.000

  2  County of Prince William, VA, Lease       AAA          100,000    5.500        2015         12/01/05        97,674     100,385
     Part. Certs., Ser. 1995 (MBIA Ins.) (5)                         {741763CG9}                 @ 102.000

  3  Industrial Dev. Auth. of the City of      AA           500,000    5.500        2017         11/01/04       478,900     490,950
     Norfolk, VA, Hosp. Rev. and Rfdg.                               {655890MJ7}                 @ 102.000
     Bonds (Sentara Hosp. - Norfolk),
     Ser.1994 A

  4  Virginia Hsg. Dev. Auth., Multi-Family    AA+          455,000    5.800        2017         01/01/07       449,508     461,507
     Hsg. Bonds, Ser. 1996 M                                         {92813AE56}                 @ 102.000

  5  Virginia Pub. Sch. Auth., Sch. Fin.       Aa1(m)       500,000    5.000        2016         08/01/05       461,455     473,200
     Bonds (1991 Resolution), Ser. 1995 C                            {92817FJW7}                 @ 102.000

  6  Virginia Resources Auth., Solid Waste     AA           130,000    5.500        2015         04/01/05       126,320     128,920
     Disp. Sys. Rev. Bonds (Cnty. of Prince                          {928179FZ8}                 @ 102.000
     William, VA - Rfdg.), Ser. 1995 A

                                                          ---------                                           ---------   ---------
                                                        $ 2,185,000                                         $ 2,080,777 $ 2,137,507
                                                          =========                                           =========   =========

                                 See Notes To Portfolio on Page D - 22.

                                                      D - 21.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 216, (MICHIGAN INSURED, NEW JERSEY INSURED,
NEW YORK AND VIRGINA TRUSTS),
DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
As of August 31, 1999

(1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

(2) See Notes to Financial Statements.

(3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated,the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

(4) All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned a "AAA" rating to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in this Trust.

(5) Insured by the indicated municipal bond company.

(6) Bonds with an aggregate face amount of $325,000 of the Michigan Trust, $405,000 of the New Jersey Trust, and $130,000 of the New York Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

                                  D - 22.

                             Def ined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--216
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-09625) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                     15359--12/99